Warrants (Details Narrative)		1 Months Ended	12 Months Ended
	Jul. 02, 2020 USD ($) $ / shares $ / shares shares	May 19, 2021 USD ($) $ / shares $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	May 19, 2021 $ / shares	Mar. 15, 2021 USD ($) $ / shares
Statement [Line Items]
Warrant Outstanding | shares			23,214,286	25,904,122
Wighted average expiration period			10 months 17 days	1 year 9 months 7 days
Number of warrants exercisable			23,214,286	25,904,122
Warrant, wighted average exercise price | $ / shares			$ 0.78	$ 0.78
Gross proceeds from issuance of shares | $			$ 127,377,519	$ 120,491,932
Private Placement [Member]
Statement [Line Items]
Common Stock, Shares issued | shares	6,157,887	23,214,286
Unit per price | (per share)	$ 0.24	$ 0.65			$ 0.65	$ 0.65
Warrant term	24	24
Gross proceeds from issuance of shares | $	$ 1,476,571	$ 12,500,000				$ 6,000,000
Exercise Price | $ / shares	$ 0.65	$ 1.00